                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08837

                 ----------------------------------------------

                          THE SELECT SECTOR SPDR TRUST

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               ONE LINCOLN STREET

                           BOSTON, MASSACHUSETTS 02111

 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                               Copy to:

Ryan M. Louvar, Esq.                                    Stuart Strauss, Esq.
Vice President and Senior Counsel                       Dechert LLP
State Street Bank and Trust Company                     1095 Avenue of the Americas
CHP/0326                                                New York, NY 10036
One Lincoln Street
Boston, MA 02111

Registrant's telephone number, including area code:  (303) 623-2577
                                                     --------------

Date of fiscal year end:  September 30, 2009

Date of reporting period:  June 30, 2009



This amendment is being filed with a revised signature date and no other changes.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.9%
AUTO COMPONENTS -- 2.2%

Goodyear Tire & Rubber Co.
  (a)......................          372,306   $    4,192,165
Johnson Controls, Inc.
  (b)......................          915,383       19,882,119
                                               --------------
                                                   24,074,284
                                               --------------

AUTOMOBILES -- 3.2%
Ford Motor Co. (a)(b)......        4,967,167       30,150,704
Harley-Davidson, Inc. (b)..          361,011        5,851,988
                                               --------------
                                                   36,002,692
                                               --------------

DISTRIBUTORS -- 0.8%
Genuine Parts Co. (b)......          246,378        8,268,446
                                               --------------


DIVERSIFIED CONSUMER SERVICES -- 2.3%
Apollo Group, Inc. (Class
  A) (a)(b)................          166,509       11,842,120
DeVry, Inc. ...............           94,921        4,749,847
H&R Block, Inc. (b)........          524,802        9,042,338
                                               --------------
                                                   25,634,305
                                               --------------

HOTELS, RESTAURANTS & LEISURE -- 17.3%
Carnival Corp. ............          674,758       17,388,514
Darden Restaurants, Inc.
  (b)......................          211,682        6,981,272
International Game
  Technology (b)...........          456,368        7,256,251
Marriott International,
  Inc. (Class A) (b).......          459,031       10,130,816
McDonald's Corp. ..........        1,701,490       97,818,660
Starbucks Corp. (a)(b).....        1,135,249       15,768,609
Starwood Hotels & Resorts
  Worldwide, Inc. (b)......          286,730        6,365,406
Wyndham Worldwide Corp.
  (b)......................          274,305        3,324,577
Wynn Resorts, Ltd. (a)(b)..          105,122        3,710,807
Yum! Brands, Inc. .........          712,590       23,757,750
                                               --------------
                                                  192,502,662
                                               --------------

HOUSEHOLD DURABLES -- 4.0%
Black & Decker Corp. (b)...           92,957        2,664,148
Centex Corp. (b)...........          192,929        1,632,179
D.R. Horton, Inc. (b)......          425,808        3,985,563
Fortune Brands, Inc. (b)...          232,010        8,060,027
Harman International
  Industries, Inc. (b).....          108,374        2,037,431
KB HOME(b).................          114,323        1,563,939
Leggett & Platt, Inc. (b)..          242,266        3,689,711
Lennar Corp. (Class A)
  (b)......................          218,245        2,114,794
Newell Rubbermaid, Inc. ...          428,291        4,458,509
Pulte Homes, Inc. (b)......          331,637        2,928,355
Snap-on, Inc. .............           88,793        2,551,911
The Stanley Works (b)......          121,865        4,123,912
Whirlpool Corp. (b)........          113,629        4,836,050
                                               --------------
                                                   44,646,529
                                               --------------

INTERNET & CATALOG RETAIL -- 4.2%
Amazon.com, Inc. (a).......          497,150       41,591,569
Expedia, Inc. (a)(b).......          324,156        4,897,997
                                               --------------
                                                   46,489,566
                                               --------------

LEISURE EQUIPMENT & PRODUCTS -- 1.3%
Eastman Kodak Co. (b)......          418,466        1,238,659
Hasbro, Inc. ..............          191,617        4,644,796
Mattel, Inc. (b)...........          553,853        8,889,341
                                               --------------
                                                   14,772,796
                                               --------------

MEDIA -- 28.7%
CBS Corp. (Class B) (b)....        1,049,600        7,263,232
Comcast Corp. (Class A)....        4,447,723       64,447,506
DIRECTV Group, Inc.
  (a)(b)...................          808,237       19,971,536
Gannett Co., Inc. (b)......          356,383        1,272,287
Interpublic Group of Cos.,
  Inc. (a)(b)..............          736,328        3,718,456
McGraw-Hill Cos., Inc. ....          484,441       14,586,519
Meredith Corp. (b).........           55,502        1,418,076
New York Times Co. (Class
  A) (b)...................          181,752        1,001,454
News Corp. (Class A).......        3,549,878       32,339,389
Omnicom Group, Inc. (b)....          478,905       15,123,820
Scripps Networks
  Interactive (Class A)....          139,268        3,875,828
The Walt Disney Co. .......        2,864,068       66,818,706
Time Warner Cable, Inc.
  (b)......................          542,715       17,187,784
Time Warner, Inc. .........        1,845,892       46,498,020
Viacom, Inc. (Class B)
  (a)(b)...................          934,051       21,202,958
Washington Post Co. (Class
  B).......................            9,286        3,270,344
                                               --------------
                                                  319,995,915
                                               --------------

MULTILINE RETAIL -- 9.2%
Big Lots, Inc. (a)(b)......          126,828        2,667,193
Family Dollar Stores, Inc.
  (b)......................          216,270        6,120,441
J.C. Penney Co., Inc. (b)..          343,285        9,855,712
Kohl's Corp. (a)...........          470,925       20,132,044
Macy's, Inc. (b)...........          649,724        7,640,754
Nordstrom, Inc. (b)........          246,375        4,900,399
Sears Holdings Corp.
  (a)(b)...................           83,330        5,543,112
Target Corp. ..............        1,160,633       45,810,184
                                               --------------
                                                  102,669,839
                                               --------------

SPECIALTY RETAIL -- 21.6%
Abercrombie & Fitch Co.
  (Class A) (b)............          134,623        3,418,078
AutoNation, Inc. (a)(b)....          166,691        2,892,089
AutoZone, Inc. (a)(b)......           55,963        8,456,569
Bed Bath & Beyond, Inc.
  (a)(b)...................          400,057       12,301,753
Best Buy Co., Inc. (b).....          527,174       17,655,057
GameStop Corp. (Class A)
  (a)......................          253,101        5,570,753
Gap, Inc. .................          709,739       11,639,719
Home Depot, Inc. (b).......        2,616,626       61,830,872
Limited Brands, Inc. ......          417,999        5,003,448
Lowe's Cos., Inc. .........        2,278,097       44,217,863
O'Reilly Automotive, Inc.
  (a)(b)...................          208,594        7,943,259
Office Depot, Inc. (a).....          424,612        1,936,231
RadioShack Corp. (b).......          193,265        2,697,979
Sherwin-Williams Co. (b)...          151,561        8,146,404
Staples, Inc. .............        1,101,546       22,218,183
Tiffany & Co. (b)..........          190,413        4,828,874
TJX Cos., Inc. ............          637,593       20,058,676
                                               --------------
                                                  240,815,807
                                               --------------

TEXTILES, APPAREL & LUXURY GOODS -- 5.1%
Coach, Inc. ...............          489,864       13,167,544
NIKE, Inc. (Class B).......          597,984       30,963,612
Polo Ralph Lauren Corp.
  (b)......................           87,295        4,673,774
V.F. Corp. (b).............          136,237        7,540,718
                                               --------------
                                                   56,345,648
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $1,469,549,227)....                     1,112,218,489
                                               --------------


THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
SHORT TERM INVESTMENTS -- 14.7%
MONEY MARKET FUNDS -- 14.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........      158,404,089   $  158,404,089
STIC Prime Portfolio.......        5,316,242        5,316,242
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $163,720,331)......                       163,720,331
                                               --------------
TOTAL INVESTMENTS -- 114.6% (E)
  (Cost $1,633,269,558)....                     1,275,938,820
OTHER ASSETS AND
  LIABILITIES -- (14.6)%...                      (162,539,868)
                                               --------------

NET ASSETS -- 100.0%.......                    $1,113,398,952
                                               ==============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at June 30, 2009.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.5%
BEVERAGES -- 14.7%
Brown-Forman Corp. (Class
  B) (a)...................          286,146   $   12,298,555
Coca-Cola Co. (a)..........        2,358,425      113,180,816
Coca-Cola Enterprises,
  Inc. ....................          931,247       15,505,263
Constellation Brands, Inc.
  (Class A) (a)(b).........          602,321        7,637,430
Dr. Pepper Snapple Group,
  Inc. (b).................          513,218       10,875,089
Molson Coors Brewing Co.
  (Class B)................          510,400       21,605,232
Pepsi Bottling Group,
  Inc. ....................          456,894       15,461,293
PepsiCo, Inc. .............        1,581,343       86,910,611
                                               --------------
                                                  283,474,289
                                               --------------

FOOD & STAPLES RETAILING -- 27.6%
Costco Wholesale Corp. ....          974,708       44,544,156
CVS Caremark Corp. ........        3,297,564      105,093,365
Kroger Co. ................        1,573,070       34,686,193
Safeway, Inc. (a)..........        1,072,646       21,849,799
SUPERVALU, Inc. (a)........          679,821        8,803,682
Sysco Corp. ...............        1,353,962       30,437,066
Wal-Mart Stores, Inc. .....        4,512,372      218,579,300
Walgreen Co. ..............        2,121,994       62,386,623
Whole Foods Market, Inc.
  (a)......................          283,888        5,388,194
                                               --------------
                                                  531,768,378
                                               --------------

FOOD PRODUCTS -- 17.5%
Archer-Daniels-Midland
  Co. .....................        1,504,859       40,285,075
Campbell Soup Co. (a)......          593,796       17,469,478
ConAgra Foods, Inc. .......        1,132,306       21,581,752
Dean Foods Co. (b).........          358,740        6,884,221
General Mills, Inc. .......          763,481       42,770,206
H.J. Heinz Co. ............          783,003       27,953,207
Hershey Co. (a)............          421,729       15,182,244
Hormel Foods Corp. ........          140,787        4,862,783
J.M. Smucker Co. ..........          239,424       11,650,372
Kellogg Co. ...............          629,505       29,316,048
Kraft Foods, Inc. (Class
  A).......................        2,977,360       75,446,302
McCormick & Co., Inc. (a)..          433,617       14,105,561
Sara Lee Corp. ............        1,661,809       16,219,256
Tyson Foods, Inc. (Class
  A).......................          979,527       12,351,836
                                               --------------
                                                  336,078,341
                                               --------------

HOUSEHOLD PRODUCTS -- 23.3%
Clorox Co. (a).............          366,748       20,475,541
Colgate-Palmolive Co. .....        1,102,820       78,013,487
Kimberly-Clark Corp. ......          915,031       47,975,075
Procter & Gamble Co. ......        5,894,536      301,210,790
                                               --------------
                                                  447,674,893
                                               --------------

PERSONAL PRODUCTS -- 1.8%
Avon Products, Inc. .......        1,031,075       26,581,114
Estee Lauder Cos., Inc.
  (Class A) (a)............          233,217        7,619,199
                                               --------------
                                                   34,200,313
                                               --------------

TOBACCO -- 14.6%
Altria Group, Inc. ........        4,180,389       68,516,576
Lorillard, Inc. ...........          340,006       23,042,207
Philip Morris
  International, Inc. .....        3,969,817      173,163,417
Reynolds American, Inc.
  (a)......................          451,286       17,428,665
                                               --------------
                                                  282,150,865
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $2,482,252,912)....                     1,915,347,079
                                               --------------

SHORT TERM INVESTMENTS -- 6.2%

MONEY MARKET FUNDS -- 6.2%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........      103,158,891      103,158,891
STIC Prime Portfolio.......       15,988,598       15,988,598
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $119,147,489)......                       119,147,489
                                               --------------
TOTAL INVESTMENTS -- 105.7% (E)
  (Cost $2,601,400,401)....                     2,034,494,568
OTHER ASSETS AND
  LIABILITIES -- (5.7)%....                      (110,189,863)
                                               --------------

NET ASSETS -- 100.0%.......                    $1,924,304,705
                                               ==============




(a) Security, or portion thereof, was on loan at June 30, 2009.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.9%
ENERGY EQUIPMENT & SERVICES -- 18.9%
Baker Hughes, Inc. ........        1,744,305   $   63,562,474
BJ Services Co. (a)........        2,400,801       32,722,918
Cameron International Corp.
  (a)(b)...................        1,478,749       41,848,597
Diamond Offshore Drilling,
  Inc. (a).................          485,115       40,288,801
ENSCO International,
  Inc. ....................        1,052,508       36,700,954
FMC Technologies, Inc.
  (b)......................          944,248       35,484,840
Halliburton Co. ...........        4,563,054       94,455,218
Nabors Industries, Ltd.
  (a)(b)...................        2,214,987       34,509,497
National-Oilwell Varco,
  Inc. (b).................        2,254,279       73,624,752
Rowan Cos., Inc. (a).......        1,301,168       25,138,566
Schlumberger, Ltd. (a).....        5,300,893      286,831,320
Smith International, Inc.
  (a)......................        1,541,203       39,685,977
                                               --------------
                                                  804,853,914
                                               --------------

OIL, GAS & CONSUMABLE FUELS -- 81.0%
Anadarko Petroleum Corp. ..        2,468,754      112,056,744
Apache Corp. ..............        1,641,379      118,425,495
Cabot Oil & Gas Corp. .....          955,659       29,281,392
Chesapeake Energy Corp.
  (a)......................        3,186,970       63,197,615
Chevron Corp. .............        8,692,645      575,887,731
ConocoPhillips.............        4,614,943      194,104,503
CONSOL Energy, Inc. .......        1,228,991       41,736,534
Denbury Resources, Inc.
  (a)(b)...................        2,129,829       31,372,381
Devon Energy Corp. ........        2,176,526      118,620,667
El Paso Corp. (a)..........        4,703,110       43,409,705
EOG Resources, Inc. (a)....        1,296,396       88,051,216
Exxon Mobil Corp. .........       13,980,919      977,406,047
Hess Corp. ................        1,502,487       80,758,676
Marathon Oil Corp. ........        3,529,554      106,345,462
Massey Energy Co. (a)......        1,173,883       22,937,674
Murphy Oil Corp. ..........        1,100,202       59,762,973
Noble Energy, Inc. (a).....        1,003,655       59,185,535
Occidental Petroleum
  Corp. ...................        3,004,676      197,737,728
Peabody Energy Corp. ......        1,656,172       49,950,148
Pioneer Natural Resources
  Co. (a)..................        1,098,326       28,007,313
Range Resources Corp. (a)..        1,044,413       43,249,142
Southwestern Energy Co.
  (a)(b)...................        1,866,619       72,518,148
Spectra Energy Corp. (a)...        3,678,248       62,235,956
Sunoco, Inc. (a)...........        1,183,837       27,465,018
Tesoro Corp. (a)...........        1,851,539       23,570,092
Valero Energy Corp. .......        3,300,432       55,744,297
Williams Cos., Inc. .......        3,478,328       54,296,700
XTO Energy, Inc. ..........        2,876,316      109,702,692
                                               --------------
                                                3,447,017,584
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $6,064,678,781)....                     4,251,871,498
                                               --------------

SHORT TERM INVESTMENTS -- 4.9%
MONEY MARKET FUNDS -- 4.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........      182,743,771      182,743,771
STIC Prime Portfolio.......       24,085,377       24,085,377
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $206,829,148)......                       206,829,148
                                               --------------
TOTAL INVESTMENTS -- 104.8% (E)
  (Cost $6,271,507,929)....                     4,458,700,646
OTHER ASSETS AND
  LIABILITIES -- (4.8)%....                      (204,740,236)
                                               --------------

NET ASSETS -- 100.0%.......                    $4,253,960,410
                                               ==============




(a) Security, or portion thereof, was on loan at June 30, 2009.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.8%
CAPITAL MARKETS -- 22.3%
Ameriprise Financial, Inc.
  (a)......................        1,340,330   $   32,529,809
Bank of New York Mellon
  Corp. ...................        6,277,709      183,999,651
Charles Schwab Corp. ......        4,932,849       86,522,172
E*TRADE Financial Corp.
  (a)(b)...................        5,292,466        6,774,357
Federated Investors, Inc.
  (Class B) (a)............          470,804       11,341,668
Franklin Resources, Inc.
  (a)......................          791,336       56,984,105
Goldman Sachs Group,
  Inc. ....................        2,644,478      389,901,836
Invesco Ltd. ..............        2,162,506       38,535,857
Janus Capital Group, Inc.
  (a)......................          847,406        9,660,428
Legg Mason, Inc. (a).......          752,908       18,355,897
Morgan Stanley (a).........        7,102,495      202,492,132
Northern Trust Corp. (a)...        1,265,675       67,941,434
State Street Corp. (c).....        2,594,483      122,459,598
T. Rowe Price Group, Inc.
  (a)......................        1,341,915       55,917,598
                                               --------------
                                                1,283,416,542
                                               --------------

COMMERCIAL BANKS -- 19.7%
BB&T Corp. (a).............        3,399,950       74,730,901
Comerica, Inc. (a).........          794,768       16,809,343
Fifth Third Bancorp (a)....        3,861,412       27,416,025
First Horizon National
  Corp. (a)(b).............        1,130,548       13,566,570
Huntington Bancshares, Inc.
  (a)......................        2,846,966       11,900,318
KeyCorp (a)................        3,719,799       19,491,747
M & T Bank Corp. (a).......          430,519       21,926,333
Marshall & Ilsley Corp.
  (a)......................        1,853,010        8,894,448
PNC Financial Services
  Group, Inc. (a)..........        2,418,550       93,863,925
Regions Financial Corp.
  (a)......................        6,061,618       24,488,937
SunTrust Banks, Inc. (a)...        2,440,982       40,154,154
U.S. Bancorp (a)...........        9,968,823      178,641,308
Wells Fargo & Co. .........       24,464,587      593,510,881
Zions Bancorp (a)..........          606,362        7,009,545
                                               --------------
                                                1,132,404,435
                                               --------------

CONSUMER FINANCE -- 4.3%
American Express Co. (a)...        6,237,594      144,961,684
Capital One Financial Corp.
  (a)......................        2,373,495       51,932,071
Discover Financial Services
  (a)......................        2,533,089       26,014,824
SLM Corp. (a)(b)...........        2,459,203       25,256,015
                                               --------------
                                                  248,164,594
                                               --------------

DIVERSIFIED FINANCIAL SERVICES -- 27.8%
Bank of America Corp. (a)..       42,494,784      560,931,149
CIT Group, Inc. (a)........        2,045,705        4,398,266
Citigroup, Inc. (a)........       28,958,028       86,005,343
CME Group, Inc. (a)........          348,537      108,433,346
IntercontinentalExchange,
  Inc. (a)(b)..............          382,577       43,705,596
JPMorgan Chase & Co. ......       20,498,458      699,202,402
Leucadia National Corp.
  (a)(b)...................          953,400       20,107,206
Moody's Corp. (a)..........        1,004,017       26,455,848
Nasdaq OMX Group, Inc.
  (a)(b)...................          723,089       15,409,027
NYSE Euronext (a)..........        1,367,243       37,257,372
                                               --------------
                                                1,601,905,555
                                               --------------

INSURANCE -- 17.2%
AFLAC, Inc. ...............        2,455,438       76,339,567
Allstate Corp. (a).........        2,817,553       68,748,293
American International
  Group, Inc. (a)..........       14,153,287       16,417,813
Aon Corp. .................        1,454,018       55,063,662
Assurant, Inc. ............          619,472       14,923,081
Chubb Corp. ...............        1,849,631       73,763,284
Cincinnati Financial Corp.
  (a)......................          855,273       19,115,352
Genworth Financial, Inc.
  (Class A) (a)............        2,278,831       15,929,029
Hartford Financial Services
  Group, Inc. (a)..........        1,711,120       20,310,994
Lincoln National Corp.
  (a)......................        1,555,583       26,771,583
Loews Corp. ...............        1,897,351       51,987,417
Marsh & McLennan Cos.,
  Inc. ....................        2,746,791       55,292,903
MBIA, Inc. (a)(b)..........          896,496        3,881,828
MetLife, Inc. .............        4,299,789      129,036,668
Principal Financial Group,
  Inc. ....................        1,633,993       30,784,428
Progressive Corp. (a)(b)...        3,577,268       54,052,520
Prudential Financial, Inc.
  (a)......................        2,431,309       90,493,321
Torchmark Corp. (a)........          435,501       16,130,957
Travelers Cos., Inc. ......        3,075,177      126,205,264
Unum Group (a).............        1,742,711       27,639,396
XL Capital, Ltd. (Class A)
  (a)......................        1,799,670       20,624,218
                                               --------------
                                                  993,511,578
                                               --------------

REAL ESTATE INVESTMENT TRUSTS (REITS)-- 7.2%
Apartment Investment &
  Management Co. (Class A)
  (a)......................          615,846        5,450,237
AvalonBay Communities, Inc.
  (a)......................          420,136       23,502,408
Boston Properties, Inc.
  (a)......................          728,215       34,735,855
Equity Residential
  Properties Trust (a).....        1,440,052       32,012,356
HCP, Inc. (a)..............        1,433,304       30,371,712
Health Care REIT, Inc. ....          584,625       19,935,713
Host Hotels & Resorts, Inc.
  (a)......................        3,160,289       26,514,825
Kimco Realty Corp. (a).....        1,699,920       17,084,196
Plum Creek Timber Co., Inc.
  (a)......................          856,957       25,520,179
ProLogis (a)...............        2,328,150       18,764,889
Public Storage, Inc. (a)...          658,797       43,138,028
Simon Property Group,
  Inc. ....................        1,459,580       75,066,199
Ventas, Inc. (a)...........          823,129       24,578,632
Vornado Realty Trust (a)...          834,413       37,573,617
                                               --------------
                                                  414,248,846
                                               --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT-- 0.2%

CB Richard Ellis Group,
  Inc. (Class A) (a)(b)....        1,241,763       11,622,902
                                               --------------

THRIFTS & MORTGAGE FINANCE -- 1.1%

Hudson City Bancorp, Inc.
  (a)......................        2,739,293       36,405,204
People's United Financial,
  Inc. (a).................        1,831,989       27,553,115
                                               --------------
                                                   63,958,319
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $5,284,026,184)....                     5,749,232,771
                                               --------------


THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
SHORT TERM INVESTMENTS -- 11.2%
MONEY MARKET FUNDS -- 11.2%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e).........      608,654,998   $  608,654,998
STIC Prime Portfolio.......       33,431,820       33,431,820
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $642,086,818)......                       642,086,818
                                               --------------
TOTAL INVESTMENTS -- 111.0% (F)
  (Cost $5,926,113,002)....                     6,391,319,589
OTHER ASSETS AND
  LIABILITIES -- (11.0)%...                      (631,048,384)
                                               --------------

NET ASSETS -- 100.0%.......                    $5,760,271,205
                                               ==============




(a) Security, or portion thereof, was on loan at June 30, 2009.
(b) Non-income producing security.
(c) Affiliated Issuer. (See accompanying Notes to Schedules of Investments)
(d) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e) Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.8%

BIOTECHNOLOGY -- 13.4%
Amgen, Inc. (a)............        1,709,790   $   90,516,283
Biogen Idec, Inc. (a)......          498,497       22,507,139
Celgene Corp. (a)..........          776,070       37,127,189
Cephalon, Inc. (a)(b)......          124,720        7,065,388
Genzyme Corp. (a)..........          466,741       25,983,471
Gilead Sciences, Inc. (a)..        1,529,681       71,650,258
                                               --------------
                                                  254,849,728
                                               --------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 14.9%
Baxter International,
  Inc. ....................        1,036,709       54,904,109
Becton, Dickinson & Co. ...          415,525       29,631,088
Boston Scientific Corp.
  (a)......................        2,560,939       25,967,921
C.R. Bard, Inc. ...........          178,648       13,300,344
DENTSPLY International,
  Inc. (b).................          250,993        7,660,306
Hospira, Inc. (a)(b).......          269,678       10,387,997
Intuitive Surgical, Inc.
  (a)(b)...................           63,984       10,471,621
Medtronic, Inc. (b)........        1,893,141       66,051,690
St. Jude Medical, Inc.
  (a)......................          599,732       24,648,985
Stryker Corp. .............          408,511       16,234,227
Varian Medical Systems,
  Inc. (a)(b)..............          210,215        7,386,955
Zimmer Holdings, Inc. (a)..          369,434       15,737,888
                                               --------------
                                                  282,383,131
                                               --------------

HEALTH CARE PROVIDERS & SERVICES -- 15.8%
Aetna, Inc. ...............          775,027       19,414,426
AmerisourceBergen Corp. ...          533,455        9,463,492
Cardinal Health, Inc. .....          614,599       18,775,999
CIGNA Corp. ...............          475,958       11,465,828
Coventry Health Care, Inc.
  (a)......................          245,840        4,599,666
DaVita, Inc. (a)(b)........          175,460        8,678,252
Express Scripts, Inc. (a)..          481,696       33,116,600
Humana, Inc. (a)(b)........          306,366        9,883,367
Laboratory Corp. of America
  Holdings (a)(b)..........          183,002       12,405,706
McKesson Corp. ............          471,940       20,765,360
Medco Health Solutions,
  Inc. (a).................          837,735       38,209,093
Patterson Cos., Inc.
  (a)(b)...................          150,056        3,256,215
Quest Diagnostics, Inc.
  (b)......................          263,222       14,853,618
Tenet Healthcare Corp.
  (a)......................          710,627        2,003,968
UnitedHealth Group, Inc. ..        2,025,573       50,598,814
WellPoint, Inc. (a)........          840,598       42,778,032
                                               --------------
                                                  300,268,436
                                               --------------

HEALTH CARE TECHNOLOGY -- 0.2%
IMS Health, Inc. ..........          320,801        4,074,173
                                               --------------


LIFE SCIENCES TOOLS & SERVICES -- 3.2%
Life Technologies Corp.
  (a)......................          293,508       12,245,154
Millipore Corp. (a)........          106,056        7,446,192
PerkinElmer, Inc. .........          194,220        3,379,428
Thermo Fisher Scientific,
  Inc. (a).................          706,106       28,787,942
Waters Corp. (a)(b)........          163,020        8,390,639
                                               --------------
                                                   60,249,355
                                               --------------

PHARMACEUTICALS -- 52.3%
Abbott Laboratories........        2,210,210      103,968,278
Allergan, Inc. ............          533,807       25,398,537
Bristol-Myers Squibb Co. ..        3,359,071       68,222,732
Eli Lilly & Co. ...........        1,703,843       59,021,122
Forest Laboratories, Inc.
  (a)(b)...................          515,380       12,941,192
Johnson & Johnson..........        4,650,099      264,125,623
King Pharmaceuticals, Inc.
  (a)(b)...................          450,369        4,337,053
Merck & Co., Inc. (b)......        3,557,687       99,472,929
Mylan, Inc. (a)(b).........          514,463        6,713,742
Pfizer, Inc. (b)...........       11,385,191      170,777,865
Schering-Plough Corp. .....        2,777,266       69,764,922
Watson Pharmaceuticals,
  Inc. (a)(b)..............          187,561        6,318,930
Wyeth......................        2,260,925      102,623,387
                                               --------------
                                                  993,686,312
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $2,625,595,654)....                     1,895,511,135
                                               --------------

SHORT TERM INVESTMENTS -- 6.5%

MONEY MARKET FUNDS -- 6.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........      112,593,113      112,593,113
STIC Prime Portfolio.......        9,750,164        9,750,164
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $122,343,277)......                       122,343,277
                                               --------------
TOTAL INVESTMENTS -- 106.3% (E)
  (Cost $2,747,938,931)....                     2,017,854,412
OTHER ASSETS AND
  LIABILITIES -- (6.3)%....                      (119,036,271)
                                               --------------

NET ASSETS -- 100.0%.......                    $1,898,818,141
                                               ==============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at June 30, 2009.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 28.8%
Boeing Co. ................        1,097,037   $   46,624,072
General Dynamics Corp. ....          606,070       33,570,217
Goodrich Corp. ............          275,310       13,757,241
Honeywell International,
  Inc. ....................        1,135,225       35,646,065
ITT Corp. (a)..............          319,442       14,215,169
L-3 Communications
  Holdings, Inc. (a).......          168,113       11,663,680
Lockheed Martin Corp. .....          500,575       40,371,374
Northrop Grumman Corp. ....          505,578       23,094,803
Precision Castparts
  Corp. ...................          202,240       14,769,587
Raytheon Co. ..............          623,819       27,716,278
Rockwell Collins, Inc.
  (a)......................          296,290       12,364,182
United Technologies
  Corp. ...................        1,415,431       73,545,795
                                               --------------
                                                  347,338,463
                                               --------------

AIR FREIGHT & LOGISTICS -- 10.2%
C.H. Robinson Worldwide,
  Inc. (a).................          245,402       12,797,714
Expeditors International of
  Washington, Inc. (a).....          307,419       10,249,350
FedEx Corp. ...............          482,959       26,862,180
United Parcel Service, Inc.
  (Class B)................        1,465,180       73,244,348
                                               --------------
                                                  123,153,592
                                               --------------

AIRLINES -- 0.7%
Southwest Airlines Co. ....        1,169,075        7,867,875
                                               --------------


BUILDING PRODUCTS -- 0.5%
Masco Corp. (a)............          578,350        5,540,593
                                               --------------


COMMERCIAL SERVICES & SUPPLIES -- 5.8%
Avery Dennison Corp. (a)...          202,132        5,190,750
Cintas Corp. (a)...........          229,191        5,234,723
Iron Mountain, Inc. (b)....          260,871        7,500,041
Pitney Bowes, Inc. ........          340,870        7,475,279
R.R. Donnelley & Sons
  Co. .....................          427,526        4,967,852
Republic Services, Inc. ...          466,052       11,376,329
Stericycle, Inc. (a)(b)....          122,344        6,304,386
Waste Management, Inc. ....          776,813       21,875,054
                                               --------------
                                                   69,924,414
                                               --------------

CONSTRUCTION & ENGINEERING -- 2.8%
Fluor Corp. ...............          378,448       19,410,598
Jacobs Engineering Group,
  Inc. (b).................          178,817        7,526,408
Quanta Services, Inc. (b)..          286,900        6,635,997
                                               --------------
                                                   33,573,003
                                               --------------

ELECTRICAL EQUIPMENT -- 4.6%
Cooper Industries, Ltd.
  (Class A)................          321,330        9,977,296
Emerson Electric Co. ......        1,150,894       37,288,966
Rockwell Automation, Inc.
  (a)......................          264,205        8,486,265
                                               --------------
                                                   55,752,527
                                               --------------

INDUSTRIAL CONGLOMERATES -- 16.6%
3M Co. (a).................        1,029,827       61,892,603
General Electric Co. ......       11,338,896      132,891,861
Textron, Inc. (a)..........          482,846        4,664,292
                                               --------------
                                                  199,448,756
                                               --------------

MACHINERY -- 16.1%
Caterpillar, Inc. (a)......          928,263       30,669,809
Cummins, Inc. .............          537,813       18,936,396
Danaher Corp. .............          414,331       25,580,796
Deere & Co. ...............          682,830       27,279,058
Dover Corp. (a)............          325,832       10,781,781
Eaton Corp. (a)............          293,011       13,071,221
Flowserve Corp. ...........           80,932        5,649,863
Illinois Tool Works,
  Inc. ....................          591,258       22,077,574
Manitowoc Co., Inc. (a)....          187,375          985,592
PACCAR, Inc. (a)...........          611,216       19,870,632
Pall Corp. ................          249,225        6,619,416
Parker-Hannifin Corp. (a)..          293,058       12,589,772
                                               --------------
                                                  194,111,910
                                               --------------

PROFESSIONAL SERVICES -- 2.0%
Dun & Bradstreet Corp. ....           76,570        6,218,250
Equifax, Inc. .............          247,907        6,470,373
Monster Worldwide, Inc.
  (a)(b)...................          295,940        3,495,051
Robert Half International,
  Inc. (a).................          313,059        7,394,453
                                               --------------
                                                   23,578,127
                                               --------------

ROAD & RAIL -- 10.4%
Burlington Northern Santa
  Fe Corp. (a).............          452,349       33,265,745
CSX Corp. .................          682,682       23,641,278
Norfolk Southern Corp. ....          623,358       23,481,896
Ryder System, Inc. (a).....          147,207        4,110,019
Union Pacific Corp. .......          793,563       41,312,890
                                               --------------
                                                  125,811,828
                                               --------------

TRADING COMPANIES & DISTRIBUTORS -- 1.3%
Fastenal Co. (a)...........          186,745        6,194,332
W.W. Grainger, Inc. (a)....          117,645        9,632,772
                                               --------------
                                                   15,827,104
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $1,957,872,115)....                     1,201,928,192
                                               --------------

SHORT TERM INVESTMENTS -- 9.1%

MONEY MARKET FUNDS -- 9.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........      102,843,858      102,843,858
STIC Prime Portfolio.......        7,532,089        7,532,089
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $110,375,947)......                       110,375,947
                                               --------------
TOTAL INVESTMENTS -- 108.9% (E)
  (Cost $2,068,248,062)....                     1,312,304,139
OTHER ASSETS AND
  LIABILITIES -- (8.9)%....                      (107,721,919)
                                               --------------

NET ASSETS -- 100.0%.......                    $1,204,582,220
                                               ==============




(a) Security, or portion thereof, was on loan at June 30, 2009.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedule of Investments)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.7%

CHEMICALS -- 54.2%
Air Products & Chemicals,
  Inc. ....................          734,952   $   47,470,550
CF Industries Holdings,
  Inc. ....................          216,894       16,080,521
Dow Chemical Co. ..........        2,985,961       48,193,410
Du Pont (E.I.) de Nemours &
  Co. .....................        3,604,967       92,359,254
Eastman Chemical Co. (a)...          338,032       12,811,413
Ecolab, Inc. (a)...........          716,823       27,948,929
International Flavors &
  Fragrances, Inc. (a).....          369,962       12,105,157
Monsanto Co. ..............        2,177,328      161,862,563
PPG Industries, Inc. (a)...          697,870       30,636,493
Praxair, Inc. .............        1,226,651       87,178,087
Sigma-Aldrich Corp. (a)....          523,351       25,937,276
                                               --------------
                                                  562,583,653
                                               --------------

CONSTRUCTION MATERIALS -- 2.2%
Vulcan Materials Co. (a)...          526,886       22,708,787
                                               --------------


CONTAINERS & PACKAGING -- 7.5%
Ball Corp. (a).............          417,288       18,844,726
Bemis Co., Inc. ...........          471,870       11,891,124
Owens-Illinois, Inc. (b)...          733,457       20,544,131
Pactiv Corp. (a)(b)........          613,753       13,318,440
Sealed Air Corp. ..........          734,196       13,545,916
                                               --------------
                                                   78,144,337
                                               --------------

METALS & MINING -- 29.2%
AK Steel Holding Corp. ....          526,348       10,100,618
Alcoa, Inc. (a)............        4,054,382       41,881,766
Allegheny Technologies,
  Inc. (a).................          443,131       15,478,566
Freeport-McMoRan Copper &
  Gold, Inc. (a)...........        1,642,507       82,306,026
Newmont Mining Corp.
  (Holding Co.)............        1,952,693       79,806,563
Nucor Corp. (a)............        1,061,061       47,142,940
Titanium Metals Corp. (a)..          534,447        4,911,568
United States Steel Corp.
  (a)......................          620,186       22,165,447
                                               --------------
                                                  303,793,494
                                               --------------

PAPER & FOREST PRODUCTS -- 6.6%
International Paper Co. ...        1,852,348       28,026,025
MeadWestvaco Corp. ........          793,881       13,027,587
Weyerhaeuser Co. (a).......          903,392       27,490,219
                                               --------------
                                                   68,543,831
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $1,469,935,358)....                     1,035,774,102
                                               --------------

SHORT TERM INVESTMENTS -- 13.1%
MONEY MARKET FUNDS -- 13.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........      130,071,515      130,071,515
STIC Prime Portfolio.......        6,293,540        6,293,540
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $136,365,055)......                       136,365,055
                                               --------------
TOTAL INVESTMENTS -- 112.8% (E)
  (Cost $1,606,300,413)....                     1,172,139,157
OTHER ASSETS AND
  LIABILITIES -- (12.8)%...                      (132,856,693)
                                               --------------

NET ASSETS -- 100.0%.......                    $1,039,282,464
                                               ==============




(a) Security, or portion thereof, was on loan at June 30, 2009.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARE           VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.8%
COMMUNICATIONS EQUIPMENT -- 12.6%
Ciena Corp. (a)(b).........          248,663   $    2,573,662
Cisco Systems, Inc. (a)....        9,447,303      176,097,728
Harris Corp. ..............          244,395        6,931,042
JDS Uniphase Corp. (a)(b)..          571,827        3,270,851
Juniper Networks, Inc.
  (a)(b)...................          908,308       21,436,069
Motorola, Inc. (b).........        3,941,864       26,134,558
QUALCOMM, Inc. ............        2,731,731      123,474,241
Tellabs, Inc. (a)..........          818,833        4,691,913
                                               --------------
                                                  364,610,064
                                               --------------

COMPUTERS & PERIPHERALS -- 24.4%
Apple, Inc. (a)............        1,461,197      208,118,289
Dell, Inc. (a).............        2,930,397       40,234,351
EMC Corp. (a)..............        3,367,345       44,112,219
Hewlett-Packard Co. .......        3,462,120      133,810,938
International Business
  Machines Corp. ..........        2,164,345      226,000,905
Lexmark International, Inc.
  (Class A) (a)(b).........          174,581        2,767,109
NetApp, Inc. (a)...........          595,543       11,744,108
QLogic Corp. (a)...........          263,429        3,340,280
SanDisk Corp. (a)(b).......          433,822        6,372,845
Sun Microsystems, Inc.
  (a)......................        1,326,280       12,228,302
Teradata Corp. (a)(b)......          330,887        7,752,682
Western Digital Corp. (a)..          363,800        9,640,699
                                               --------------
                                                  706,122,727
                                               --------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 14.6%
AT&T, Inc. ................        9,663,699      240,046,283
CenturyTel, Inc. (b).......          194,253        5,963,567
Embarq Corp. (b)...........          255,817       10,759,663
Frontier Communications
  Corp. (b)................          628,407        4,486,826
Qwest Communications
  International, Inc. (b)..        2,634,901       10,934,839
Verizon Communications,
  Inc. ....................        4,652,635      142,975,474
Windstream Corp. (b).......          815,588        6,818,316
                                               --------------
                                                  421,984,968
                                               --------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.7%
Agilent Technologies, Inc.
  (a)(b)...................          611,231       12,414,101
Amphenol Corp. (Class A)...          308,075        9,747,493
Corning, Inc. .............        2,604,950       41,835,497
FLIR Systems, Inc. (a)(b)..          246,119        5,552,445
Jabil Circuit, Inc. .......          492,919        3,657,459
Molex, Inc. (b)............          284,394        4,422,327
                                               --------------
                                                   77,629,322
                                               --------------

INTERNET SOFTWARE & SERVICES -- 7.7%
Akamai Technologies, Inc.
  (a)(b)...................          323,976        6,213,860
eBay, Inc. (a).............        1,833,579       31,409,208
Google, Inc. (Class A)
  (a)......................          334,011      140,815,697
VeriSign, Inc. (a)(b)......          358,164        6,618,871
Yahoo!, Inc. (a)(b)........        2,346,350       36,743,841
                                               --------------
                                                  221,801,477
                                               --------------

IT SERVICES -- 5.0%
Affiliated Computer
  Services, Inc. (Class A)
  (a)......................          177,155        7,869,225
Automatic Data Processing,
  Inc. (b).................          844,344       29,923,551
Cognizant Technology
  Solutions Corp. (Class A)
  (a)(b)...................          518,913       13,854,977
Computer Sciences Corp.
  (a)(b)...................          270,418       11,979,518
Convergys Corp. (a)........          300,231        2,786,144
Fidelity National
  Information Services,
  Inc. (b).................          358,973        7,165,101
Fiserv, Inc. (a)(b)........          277,539       12,683,532
MasterCard, Inc. (Class A)
  (b)......................          123,500       20,662,785
Paychex, Inc. (b)..........          558,015       14,061,978
Total System Services, Inc.
  (b)......................          382,254        5,118,381
Western Union Co. .........        1,212,077       19,878,063
                                               --------------
                                                  145,983,255
                                               --------------

OFFICE ELECTRONICS -- 0.3%
Xerox Corp. ...............        1,575,678       10,210,393
                                               --------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 11.0%
Advanced Micro Devices,
  Inc. (a)(b)..............        1,159,424        4,486,971
Altera Corp. (b)...........          525,783        8,559,747
Analog Devices, Inc. ......          517,723       12,829,176
Applied Materials, Inc.
  (b)......................        2,255,903       24,747,256
Broadcom Corp. (Class A)
  (a)......................          739,605       18,334,808
Intel Corp. ...............        7,546,848      124,900,334
KLA-Tencor Corp. (b).......          316,072        7,980,818
Linear Technology Corp.
  (b)......................          398,814        9,312,307
LSI Logic Corp. (a)(b).....        1,310,705        5,976,815
MEMC Electronic Materials,
  Inc. (a)(b)..............          410,291        7,307,283
Microchip Technology, Inc.
  (b)......................          337,193        7,603,702
Micron Technology, Inc.
  (a)(b)...................        1,602,754        8,109,935
National Semiconductor
  Corp. (b)................          395,419        4,962,509
Novellus Systems, Inc.
  (a)......................          208,131        3,475,788
NVIDIA Corp. (a)(b)........          973,550       10,991,380
Teradyne, Inc. (a)(b)......          454,004        3,114,467
Texas Instruments, Inc.
  (b)......................        2,133,108       45,435,200
Xilinx, Inc. (b)...........          493,185       10,090,565
                                               --------------
                                                  318,219,061
                                               --------------

SOFTWARE -- 19.8%
Adobe Systems, Inc. (a)....          895,054       25,330,028
Autodesk, Inc. (a).........          425,173        8,069,784
BMC Software, Inc. (a).....          327,119       11,053,351
CA, Inc. ..................          693,008       12,079,130
Citrix Systems, Inc.
  (a)(b)...................          332,387       10,599,822
Compuware Corp. (a)........          512,792        3,517,753
Electronic Arts, Inc.
  (a)(b)...................          572,604       12,436,959
Intuit, Inc. (a)...........          559,638       15,759,406
McAfee, Inc. (a)(b)........          278,905       11,767,002
Microsoft Corp. ...........       12,536,174      297,984,856
Novell, Inc. (a)(b)........          750,408        3,399,348
Oracle Corp. ..............        6,247,931      133,830,682
Salesforce.com, Inc.
  (a)(b)...................          197,879        7,553,041
Symantec Corp. (a).........        1,393,647       21,685,147
                                               --------------
                                                  575,066,309
                                               --------------

WIRELESS TELECOMMUNICATION SERVICES -- 1.7%
American Tower Corp. (Class
  A) (a)...................          676,822       21,340,198
MetroPCS Communications,
  Inc. (a).................          414,917        5,522,545
Sprint Nextel Corp.
  (a)(b)...................        4,908,478       23,609,779
                                               --------------
                                                   50,472,522
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $3,738,384,758)....                     2,892,100,098
                                               --------------


THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARE           VALUE
--------------------             -----------   --------------
SHORT TERM INVESTMENTS -- 7.1%

MONEY MARKET FUNDS -- 7.1%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........      193,215,800   $  193,215,800
STIC Prime Portfolio.......       11,032,175       11,032,175
Federated Prime Obligations
  Fund.....................            3,191            3,191
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $204,251,166)......                       204,251,166
                                               --------------
TOTAL INVESTMENTS -- 106.9% (E)
  (Cost $3,942,635,924)....                     3,096,351,264
OTHER ASSETS AND
  LIABILITIES -- (6.9)%....                      (199,593,362)
                                               --------------

NET ASSETS -- 100.0%.......                    $2,896,757,902
                                               ==============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at June 30, 2009.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.5%
ELECTRIC UTILITIES -- 56.7%
Allegheny Energy, Inc.
  (a)......................        1,028,780   $   26,388,207
American Electric Power
  Co., Inc. (a)............        2,889,636       83,481,584
Duke Energy Corp. (a)......        7,163,107      104,509,731
Edison International (a)...        1,974,449       62,116,166
Entergy Corp. .............        1,183,101       91,713,990
Exelon Corp. (a)...........        3,974,423      203,530,202
FirstEnergy Corp. (a)......        1,839,123       71,266,016
FPL Group, Inc. (a)........        2,478,412      140,922,506
Northeast Utilities........        1,054,548       23,526,966
Pepco Holdings, Inc. (a)...        1,343,554       18,057,366
Pinnacle West Capital Corp.
  (a)......................          622,884       18,779,953
PPL Corp. (a)..............        2,277,388       75,062,708
Progress Energy, Inc. (a)..        1,694,823       64,115,154
Southern Co. (a)...........        4,720,650      147,095,454
                                               --------------
                                                1,130,566,003
                                               --------------

GAS UTILITIES -- 3.5%
EQT Corp. (a)..............          788,224       27,516,900
Nicor, Inc. (a)............          282,623        9,784,408
Questar Corp. .............        1,056,906       32,827,501
                                               --------------
                                                   70,128,809
                                               --------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 4.3%
AES Corp. (a)(b)...........        4,046,027       46,974,373
Constellation Energy Group,
  Inc. ....................        1,205,632       32,045,699
Dynegy, Inc. (Class A)
  (a)(b)...................        3,143,294        7,135,277
                                               --------------
                                                   86,155,349
                                               --------------

MULTI-UTILITIES -- 35.0%
Ameren Corp. (a)...........        1,299,276       32,338,980
CenterPoint Energy, Inc. ..        2,132,536       23,628,499
CMS Energy Corp. (a).......        1,395,994       16,863,607
Consolidated Edison, Inc.
  (a)......................        1,666,941       62,376,932
Dominion Resources, Inc.
  (a)......................        3,559,377      118,954,379
DTE Energy Co. (a).........          999,166       31,973,312
Integrys Energy Group, Inc.
  (a)......................          468,970       14,064,410
NiSource, Inc. (a).........        1,679,545       19,583,495
PG&E Corp. (a).............        2,234,091       85,878,458
Public Service Enterprise
  Group, Inc. .............        3,052,703       99,609,699
SCANA Corp. (a)............          733,446       23,814,992
Sempra Energy (a)..........        1,481,775       73,540,493
TECO Energy, Inc. (a)......        1,303,427       15,549,884
Wisconsin Energy Corp.
  (a)......................          704,079       28,663,056
Xcel Energy, Inc. (a)......        2,772,875       51,048,629
                                               --------------
                                                  697,888,825
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $2,734,439,544)....                     1,984,738,986
                                               --------------

SHORT TERM INVESTMENTS -- 18.6%
MONEY MARKET FUNDS -- 18.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........      343,909,537      343,909,537
STIC Prime Portfolio.......       26,711,114       26,711,114
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $370,620,651)......                       370,620,651
                                               --------------
TOTAL INVESTMENTS -- 118.1% (E)
  (Cost $3,105,060,195)....                     2,355,359,637
OTHER ASSETS AND
  LIABILITIES -- (18.1)%...                      (361,766,254)
                                               --------------

NET ASSETS -- 100.0%.......                    $1,993,593,383
                                               ==============




(a) Security, or portion thereof, was on loan at June 30, 2009.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d) Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs established under FAS 157. (See accompanying Notes to Schedules of Investments)

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION

The value of each Fund's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgements and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective October 1, 2008, the Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements." This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

- Level 1 -- quoted prices in active markets for identical investments

- Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

The following table summarizes the inputs used in valuing the Funds' investments, as of June 30, 2009:

                                                                LEVEL 2 --       LEVEL 3 --
                                             LEVEL 1 --     OTHER SIGNIFICANT    SIGNIFICANT
                                               QUOTED           OBSERVABLE      UNOBSERVABLE
FUND                                           PRICES             INPUTS           INPUTS           TOTAL
----                                       --------------   -----------------   ------------   --------------
Consumer Discretionary Select Sector SPDR
  Fund...................................  $1,275,938,820          $--               $--       $1,275,938,820
Consumer Staples Select Sector SPDR
  Fund...................................   2,034,494,568           --                --        2,034,494,568
Energy Select Sector SPDR Fund...........   4,458,700,646           --                --        4,458,700,646
Financial Select Sector SPDR Fund........   6,391,319,589           --                --        6,391,319,589
Health Care Select Sector SPDR Fund......   2,017,854,412           --                --        2,017,854,412
Industrial Select Sector SPDR Fund.......   1,312,304,139           --                --        1,312,304,139
Materials Select Sector SPDR Fund........   1,172,139,157           --                --        1,172,139,157
Technology Select Sector SPDR Fund.......   3,096,351,264           --                --        3,096,351,264
Utilities Select Sector SPDR Fund........   2,355,359,637           --                --        2,355,359,637


In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds' investments by industry.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. The adoption of FAS 161 has no impact to the Funds' disclosures as the Funds did not invest in derivative instruments during the nine months ended June 30, 2009.

TRANSACTIONS WITH AFFILIATES

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at June 30, 2009 and for the period then ended are:

                        NUMBER OF                        PURCHASED                 SOLD            NUMBER OF
                       SHARES HELD    VALUE AT    ----------------------  ----------------------  SHARES HELD    VALUE AT
FUND                    AT 9/30/08     9/30/08        COST       SHARES     PROCEEDS     SHARES    AT 6/30/09     6/30/09
----                   -----------  ------------  -----------  ---------  -----------  ---------  -----------  ------------
Financial Select
  Sector SPDR Fund...   3,182,921   $181,044,547  201,840,326  5,500,703  225,953,736  6,089,141   2,594,483   $122,459,598
                        DIVIDEND     REALIZED
FUND                     INCOME        LOSS
----                   ----------  ------------
Financial Select
  Sector SPDR Fund...  $1,626,292  $(83,327,845)

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

Each Fund invests its cash collateral for securities lending, if any, in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated fund managed by SSgA Funds Management, Inc., each Fund's investment adviser. Amounts relating to these investments at June 30, 2009 and for the period then ended are:

                                                    PURCHASED                          SOLD
                            VALUE AT     ------------------------------   ------------------------------     VALUE AT
FUND                         9/30/08          COST            SHARES         PROCEEDS          SHARES         6/30/09
----                      ------------   --------------   -------------   --------------   -------------   ------------
Consumer Discretionary
  Select Sector SPDR
  Fund..................  $ 82,798,119   $  792,214,552     792,214,552   $  716,608,582     716,608,582   $158,404,089
Consumer Staples Select
  Sector SPDR Fund......    34,058,860    1,653,615,651   1,653,615,651    1,584,515,620   1,584,515,620    103,158,891
Energy Select Sector
  SPDR Fund.............   168,200,865    1,943,190,207   1,943,190,207    1,928,647,301   1,928,647,301    182,743,771
Financial Select Sector
  SPDR Fund.............   579,442,400    4,972,387,132   4,972,387,132    4,943,174,534   4,943,174,534    608,654,998
Health Care Select
  Sector SPDR Fund......    21,166,240    1,565,982,345   1,565,982,345    1,474,555,472   1,474,555,472    112,593,113
Industrial Select Sector
  SPDR Fund.............    72,405,399    1,015,452,837   1,015,452,837      985,014,378     985,014,378    102,843,858
Materials Select Sector
  SPDR Fund.............    61,473,612    1,032,182,903   1,032,182,903      963,585,000     963,585,000    130,071,515
Technology Select Sector
  SPDR Fund.............    83,077,896    1,699,319,759   1,699,319,759    1,589,181,855   1,589,181,855    193,215,800
Utilities Select Sector
  SPDR Fund.............   133,480,013    1,098,358,018   1,098,358,018      887,928,494     887,928,494    343,909,537
FUND                         INCOME
----                      -----------
Consumer Discretionary
  Select Sector SPDR
  Fund..................  $ 1,500,155
Consumer Staples Select
  Sector SPDR Fund......    1,024,133
Energy Select Sector
  SPDR Fund.............    1,200,702
Financial Select Sector
  SPDR Fund.............   14,274,771
Health Care Select
  Sector SPDR Fund......      816,080
Industrial Select Sector
  SPDR Fund.............      723,365
Materials Select Sector
  SPDR Fund.............    1,089,573
Technology Select Sector
  SPDR Fund.............      958,895
Utilities Select Sector
  SPDR Fund.............      873,451


AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial statement purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2009 were as follows:

                                                              GROSS           GROSS        NET UNREALIZED
                                                           UNREALIZED      UNREALIZED       APPRECIATION
FUND                                    IDENTIFIED COST   APPRECIATION    DEPRECIATION     (DEPRECIATION)
----                                    ---------------   ------------   --------------   ---------------
Consumer Discretionary Select Sector
  SPDR Fund...........................   $1,633,269,558   $    346,107   $  357,676,845   $  (357,330,738)
Consumer Staples Select Sector SPDR
  Fund................................    2,601,400,401      1,867,587      568,773,420      (566,905,833)
Energy Select Sector SPDR Fund........    6,271,507,929     15,891,288    1,828,698,571    (1,812,807,283)
Financial Select Sector SPDR Fund.....    5,926,113,002    492,425,293       27,218,706       465,206,587
Health Care Select Sector SPDR Fund...    2,747,938,931      3,201,968      733,286,487      (730,084,519)
Industrial Select Sector SPDR Fund....    2,068,248,062        409,764      756,353,687      (755,943,923)
Materials Select Sector SPDR Fund.....    1,606,300,413        254,144      434,415,400      (434,161,256)
Technology Select Sector SPDR Fund....    3,942,635,924      5,756,655      852,041,315      (846,284,660)
Utilities Select Sector SPDR Fund.....    3,105,060,195      1,388,938      751,089,496      (749,700,558)


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds' website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust

By:     /s/ Gary L. French
        --------------------------
        Gary L. French
        President

By:     /s/ Chad C. Hallett
        --------------------------
        Chad C. Hallett
        Treasurer

Date:   August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Gary L. French
        --------------------------
        Gary L. French
        President

By:     /s/ Chad C. Hallett
        --------------------------
        Chad C. Hallett
        Treasurer

Date:   August 20, 2009